Notes to the Profit or Loss Statement - Schedule of Changes in Deferred Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Equity	€ 12,733,806
Collaborations [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	132,303,000
Recognized in Equity	0
Convertible bonds [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(806,000)
Recognized in Equity	(12,734,000)
Leases [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	484,000
Recognized in Equity		€ 0
Intangible asset [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	1,449,000
Recognized in Equity		0
Inventories [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	1,328,000
Recognized in Equity	0
Receivables and other assets [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	943,000
Recognized in Equity		0
Property, plant and equipment [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(381,000)
Recognized in Equity	0
Other provisions [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	9,636,000
Recognized in Equity		0
Other liabilities [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(630,000)
Recognized in Equity		0
Foreign Currency Translation Differences [Members]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	642,000
Recognized in Equity	0
Tax Losses [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(3,843,000)
Recognized in Equity		0
Deferred Tax [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	€ 141,125,000
Recognized in Equity		€ (12,734,000)